Advances for Vessels under Construction and related costs (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 04, 2018 USD ($)	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Accounting for transactions under common control						$ 29,001	$ 195
Payment of purchase price					$ 161,503	653,344	0
Interest Costs Capitalized					$ 84	3,196	$ 0
Anderida VLGC
Date of charter agreement					Jun. 29, 2017
Time Charter Agreement Duration					5 years
Maximum extension of time charter duration					3 years
Anderida VLGC | LPG Option Agreement
Number of vessels		1
Purchase price		$ 83,500
Accounting for transactions under common control		6,500
Delivery Date					Jun. 28, 2017
Payment of purchase price		61,650
Anderida VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down		37,500
Anderida VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down		$ 21,850
Aisling VLGC
Date of charter agreement					Sep. 12, 2017
Time Charter Agreement Duration					5 years
Maximum extension of time charter duration					3 years
Aisling VLGC | LPG Option Agreement
Number of vessels			1
Purchase price			$ 83,500
Accounting for transactions under common control			6,500
Delivery Date					Sep. 07, 2017
Payment of purchase price			61,650
Aisling VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down			37,500
Aisling VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down			$ 21,850
Mont Fort VLGC
Date of charter agreement					Nov. 05, 2017
Time Charter Agreement Duration					10 years
Disposal date					Oct. 30, 2018
Mont Fort VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Delivery Date					Oct. 31, 2017
Mont Gele VLGC
Date of charter agreement					Jan. 11, 2018
Time Charter Agreement Duration					10 years
Disposal date					Oct. 15, 2018
Mont Gele VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Delivery Date					Jan. 04, 2018
Payment of purchase price	$ 44,869
Mont Fort and Mont Gele | LPG Option Agreement
Accounting for transactions under common control				16,001
Payment of purchase price				120,300
Mont Fort and Mont Gele | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down	$ 37,500			75,000
Mont Fort and Mont Gele | LPG Option Agreement | New Revolving Facility
Amount drawn down				$ 46,700
Advances for vessels under construction and related costs
Capitalized expenses					$ 0	428
Interest Costs Capitalized					$ 0	$ 770
Anderida and Aisling VLGCs
Disposal date					Nov. 05, 2018